COMMITMENTS AND CONTINGENCIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Accrual for unrecognized tax benefits		¥ 2,133	¥ 24,298	$ 276	¥ 1,920
Indemnity cost	¥ 0	¥ 0	¥ 0